Condensed Consolidated Statement of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Preferred stock Series D	Preferred stock Series E	Preferred stock Series F	Common stock	Common Stock Subscribed	Additional Paid in Capital	Accumulated Comprehensive Income	Accumulated Deficit	Noncontrolling Interest	Total
Balance at Dec. 31, 2017		$ 78			$ 66,668	$ 403,590	$ (489,591)	$ (3,782,983)	$ 581,471	$ (3,220,767)
Balance, shares at Dec. 31, 2017		775,000
Stock based compensation						1,415			185,741	187,156
Reclassification of comprehensive income							489,591	(489,591)
Shares issued					(66,668)	66,668
Contributions to capital						65,000				65,000
Subsidiary preferred stock converted to subsidiary common shares						142,586			11,414	154,000
Adjustment to redemption value of preferred stock - per amendment to designation									1,146,265	1,146,265
Beneficial conversion feature of preferred stock dividends									290,236	290,236
Warrants issued with preferred stock									288,000	288,000
Preferred stock and warrants deemed dividends									(578,236)	(578,236)
Accrued preferred stock dividends									(278,236)	(278,236)
Net loss								(1,402,817)	(65,070)	(1,467,887)
Balance at Dec. 31, 2018		$ 78				679,259		(5,675,391)	1,581,585	(3,414,469)
Balance, Shares at Dec. 31, 2018		775,000
Stock based compensation									86,705	86,705
Reclassification of warrant derivative to liabilities related to Series D unit sales						(691,780)				(691,780)
Recapitalization	$ 39			$ 175		3,889,219			(1,591,221)	2,298,212
Recapitalization, shares	389,036			1,747,879
Adjustment to redemption value of preferred stock - per amendment to designation									23,852	23,852
Beneficial conversion feature of preferred stock dividends									70,205	70,205
Accrued preferred stock dividends									(70,205)	(70,205)
Preferred stock deemed dividend									(70,205)	(70,205)
Series F Preferred stock issued for assets			$ 20			8,599,980				8,600,000
Series F Preferred stock issued for assets, shares			200,000
Sale of Series D Preferred stock units, net of offering costs	$ 3					539,994				539,997
Sale of Series D Preferred stock units, net of offering costs, shares	31,625
Notes and accrued interest cancelled pursuant to merger						706,501				706,501
Reclassification of warrant derivative to liabilities related to Series D unit sales								(691,780)		(691,780)
Net loss								(351,606)	(30,716)	(382,322)
Balance at Mar. 31, 2019	$ 42	$ 78	$ 20	$ 175		13,723,173		(6,026,997)		7,696,491
Balance, Shares at Mar. 31, 2019	420,661	775,000	200,000	1,747,879
Balance at Dec. 31, 2018		$ 78				679,259		(5,675,391)	1,581,585	(3,414,469)
Balance, shares at Dec. 31, 2018		775,000
Net loss										(2,662,311)
Balance at Jun. 30, 2019	$ 46	$ 78	$ 20	$ 231		15,128,069		(8,306,986)		6,821,458
Balance, Shares at Jun. 30, 2019	459,386	775,000	200,000	2,304,972
Balance at Dec. 31, 2018		$ 78				679,259		(5,675,391)	1,581,585	(3,414,469)
Balance, shares at Dec. 31, 2018		775,000
Stock based compensation						3,803,922			86,705	3,890,627
Reclassification of warrant derivative to liabilities related to Series D unit sales						(691,780)				(691,780)
Issuance of common shares upon conversion of Series D preferred stock				12		(12)
Issuance of common shares upon conversion of Series D preferred stock, shares	(9,840)			123,000
Issuance of common shares upon conversion of Series E preferred stock		$ (4)		$ 50		(46)
Issuance of common shares upon conversion of Series E preferred stock, shares		(40,014)		500,178
Issuance of common shares upon conversion of Series F preferred stock			$ (6)	$ 75		(69)
Issuance of common shares upon conversion of Series F preferred stock, shares			(60,232)	752,899
Recapitalization	$ 39			$ 175		3,889,219			(1,591,221)	2,298,212
Recapitalization, shares	389,036			1,747,879
Adjustment to redemption value of preferred stock - per amendment to designation									23,852	23,852
Beneficial conversion feature of preferred stock dividends									70,205	70,205
Accrued preferred stock dividends									(70,205)	(70,205)
Preferred stock deemed dividend									(70,205)	(70,205)
Series F Preferred stock issued for assets			$ 20			8,599,980				8,600,000
Series F Preferred stock issued for assets, shares			200,000
Sale of Series D Preferred stock units, net of offering costs	$ 7					1,334,990				1,334,997
Sale of Series D Preferred stock units, net of offering costs, shares	75,350
Notes and accrued interest cancelled pursuant to merger						706,501				706,501
Issuance of common shares for deferred compensation				50		(50)
Issuance of common shares for deferred compensation, shares				494,593
Accrued salary forgiven pursuant to merger						187,500				187,500
Stockholder shares transferred as compensation expense						752,500				752,500
Reclassification of warrant derivative to liabilities related to Series D unit sales						(1,058,866)				(1,058,866)
Adjustment for fractional shares
Adjustment for fractional shares, shares				1,109
Net loss								(11,812,797)	(30,716)	(11,843,513)
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 362		18,203,048		(17,488,188)		715,356
Balance, Shares at Dec. 31, 2019	454,546	734,986	139,768	3,619,658
Balance at Mar. 31, 2019	$ 42	$ 78	$ 20	$ 175		13,723,173		(6,026,997)		7,696,491
Balance, shares at Mar. 31, 2019	420,661	775,000	200,000	1,747,879
Stock based compensation						728,822				728,822
Issuance of common shares upon conversion of Series D preferred stock				6		(6)
Issuance of common shares upon conversion of Series D preferred stock, shares	(5,000)			62,500
Sale of Series D Preferred stock units, net of offering costs	$ 4					794,996				795,000
Sale of Series D Preferred stock units, net of offering costs, shares	43,725
Issuance of common shares for deferred compensation				$ 50		(50)
Issuance of common shares for deferred compensation, shares				494,593
Accrued salary forgiven pursuant to merger						187,500				187,500
Stockholder shares transferred as compensation expense						752,500				752,500
Reclassification of warrant derivative to liabilities related to Series D unit sales						(1,058,866)				(1,058,866)
Net loss								(2,279,989)		(2,279,989)
Balance at Jun. 30, 2019	$ 46	$ 78	$ 20	$ 231		15,128,069		(8,306,986)		6,821,458
Balance, Shares at Jun. 30, 2019	459,386	775,000	200,000	2,304,972
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 362		18,203,048		(17,488,188)		715,356
Balance, shares at Dec. 31, 2019	454,546	734,986	139,768	3,619,658
Stock based compensation						870,722				870,722
Series D Preferred stock issued for accrued penalties	$ 11					1,929,505				1,929,516
Series D Preferred stock issued for accrued penalties, shares	106,134
Issuance of common shares upon conversion of Series D preferred stock	$ (1)			$ 16		(15)
Issuance of common shares upon conversion of Series D preferred stock, shares	(12,900)			161,250
Issuance of common shares upon conversion of Series E preferred stock		$ (3,141)		$ 4		(4)
Issuance of common shares upon conversion of Series E preferred stock, shares				39,260
Issuance of common shares upon conversion of Series F preferred stock			$ (6)	$ 80		(74)
Issuance of common shares upon conversion of Series F preferred stock, shares			(64,272)	803,414
Net loss								(2,482,605)		(2,482,605)
Balance at Mar. 31, 2020	$ 56	$ 74	$ 8	$ 462		21,003,182		(19,970,793)		1,032,989
Balance, Shares at Mar. 31, 2020	547,780	731,845	75,496	4,623,582
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 362		18,203,048		(17,488,188)		715,356
Balance, shares at Dec. 31, 2019	454,546	734,986	139,768	3,619,658
Net loss										(10,423,820)
Balance at Jun. 30, 2020	$ 55	$ 74	$ 7	$ 501		21,787,410		(27,912,008)		(6,123,961)
Balance, Shares at Jun. 30, 2020	536,595	731,845	64,382	5,009,508
Balance at Mar. 31, 2020	$ 56	$ 74	$ 8	$ 462		21,003,182		(19,970,793)		1,032,989
Balance, shares at Mar. 31, 2020	547,780	731,845	75,496	4,623,582
Stock based compensation						665,230				665,230
Series D Preferred stock issued for accrued penalties						(26,465)				(26,465)
Issuance of shares for services				$ 9		120,491				120,500
Issuance of shares for services, shares				90,000
Issuance of common shares upon conversion of Series D preferred stock	$ (1)			$ 16		(15)
Issuance of common shares upon conversion of Series D preferred stock, shares	(12,560)			157,000
Issuance of common shares upon conversion of Series F preferred stock			$ (1)	$ 14		(13)
Issuance of common shares upon conversion of Series F preferred stock, shares			(11,114)	138,926
Sale of Series D Preferred stock units, net of offering costs						25,000				25,000
Sale of Series D Preferred stock units, net of offering costs, shares	1,375
Net loss								(7,941,215)		(7,941,215)
Balance at Jun. 30, 2020	$ 55	$ 74	$ 7	$ 501		$ 21,787,410		$ (27,912,008)		$ (6,123,961)
Balance, Shares at Jun. 30, 2020	536,595	731,845	64,382	5,009,508